Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning balance	$ 4,733	$ 954
Reductions for tax positions taken in prior years	(118)	(34)
Additions for tax positions taken in current year	2,873	3,813
Ending balance	$ 7,488	$ 4,733